CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

32. CONDENSED FINANCIAL INFORMATION OF THE COMPANY

The following is the condensed financial information of the Company on a non-consolidated basis:

Balance sheets

	December 31,
	2011	2012
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	2,884	164
Amounts due from subsidiaries	—	10,000
Prepayments and other current assets	135	11,616
Total current assets	3,019	21,780
Non-current assets:
Property, plant and equipment, net	7	5
Investment in subsidiaries	416,549	399,364
Other non-current assets	139	—
Total non-current assets	416,695	399,369
TOTAL ASSETS	419,714	421,149

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries	13,919	16,464
Accrued expense and other current liabilities	2,821	4,424
Amounts due to related parties	—	2
Deferred tax liabilities	537	—
Warrant liabilities	440	839
Total current liabilities	17,717	21,729
Non-current liabilities:
Other non-current liabilities	129	—
Total non-current liabilities	129	—
Total liabilities	17,846	21,729
Shareholders’ equity:
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2011 and 2012, 161,989,097 shares issued and outstanding as of December 31, 2011 and 2012)	162	162
Additional paid-in capital	516,967	517,133
Accumulated other comprehensive income	42,968	41,597
Accumulated deficit	(158,229)	(159,472)
Total shareholders’ equity	401,868	399,420
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	419,714	421,149

Statements of comprehensive income

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Revenues	—	—	—
Cost of revenues	—	—	—
Gross profit	—	—	—
Operating expenses:
General and administrative expenses	(12,016)	(18,247)	(7,324)
Total operating expenses	(12,016)	(18,247)	(7,324)
Operating loss	(12,016)	(18,247)	(7,324)
Equity in profits (losses) of subsidiaries	14,814	(27,395)	3,662
Interest income	555	66	3
Interest expense	(19)	(23)	(142)
Changes in fair value of warrant liabilities	365	951	(399)
Exchange (loss) gain	(403)	(580)	30
Gain from disposal of subsidiaries	—	—	3,726
Other income, net	446	375	293
Income (loss) before income tax expense	3,742	(44,853)	(151)
Income tax expense	—	(536)	(1,092)
Net income(loss)	3,742	(45,389)	(1,243)

Other comprehensive income (loss), net of income tax expense
Foreign currency translation adjustments	11,857	20,079	(1,404)
Defined benefit pension plans	—	(33)	33
Other comprehensive income (loss)	11,857	20,046	(1,371)
Comprehensive income (loss)	15,599	(25,343)	(2,614)

Statements of cash flows

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Cash flows used in operating activities	(10,157)	(8,740)	(3,651)
Cash flows (used in) provided by investing activities	(86,071)	(6,500)	931
Cash flows provided by financing activities	85,988	10,036	—
Net decrease in cash and cash equivalents	(10,240)	(5,204)	(2,720)
Cash and cash equivalents at the beginning of year	18,328	8,088	2,884
Cash and cash equivalents at the end of year	8,088	2,884	164

(a) Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since the date of acquisition. Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10. Such investment is presented as “Investment in subsidiaries” in the balance sheet and share of the subsidiaries’ losses or profits is presented as “Equity in profits (losses) of subsidiaries” in the statements of comprehensive income.

The subsidiaries paid US$nil, US$nil and US$1,039 dividend to the Company for the years ended December 31, 2010, 2011 and 2012, respectively.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted by reference to the disclosures in the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the years presented, except for those disclosed in the consolidated financial statements (Note 24).